Number of Employees - Additional Information (Detail) - Employees	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number of employees [line items]
Number of employees employed	19,087	22,271	22,322
Aegon N.V [member]
Disclosure of number of employees [line items]
Number of employees employed	0